AMENDMENT DATED SEPTEMBER 3, 2024

TO THE CURRENTLY EFFECTIVE PROSPECTUS OF

THE FUNDS LISTED ON EXHIBIT A HERETO

(EACH A “FUND AND COLLECTIVELY THE “FUNDS”)

You should read this Amendment in conjunction with each Fund's Prospectus and retain it for future reference.

As of the date of this amendment, the section entitled “Appendix A: Waivers and Discounts Available from Certain Financial Intermediaries” of each Fund's Prospectus is amended as follows:

Edward D. Jones & Co., L.P. ("Edward Jones")

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of PGIM Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA")

•The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of PGIM Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

•Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front- end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion

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of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

•If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan- level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

•Shares purchased in an Edward Jones fee-based program.

•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):

o The redemption and repurchase occur in the same account.

o The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non- mutual fund products.

•Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

•Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

•Purchases of Class 529-A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•The death or disability of the shareholder.

•Systematic withdrawals with up to 10% per year of the account value.

•Return of excess contributions from an Individual Retirement Account (IRA).

•Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

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•Shares exchanged in an Edward Jones fee-based program.

•Shares acquired through NAV reinstatement.

•Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•Initial purchase minimum: $250

•Subsequent purchase minimum: none

Minimum Balances

•Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

•At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

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EXHIBIT A
Prudential Investment Portfolios, Inc.	PGIM Floating Rate Income Fund
PGIM Balanced Fund	PGIM Government Income Fund
PGIM Jennison Focused Value Fund	Prudential Investment Portfolios, Inc. 15
PGIM Jennison Growth Fund	PGIM ESG High Yield Fund
Prudential Investment Portfolios 3	PGIM High Yield Fund
PGIM Jennison Focused Growth Fund	PGIM Short Duration High Yield Income Fund
PGIM Real Assets Fund	Prudential Investment Portfolios 16
PGIM Quant Solutions Large-Cap Value Fund	PGIM Income Builder Fund
PGIM Strategic Bond Fund	Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 4	PGIM ESG Short Duration Multi-Sector Bond Fund
PGIM Muni High Income Fund	PGIM ESG Total Return Bond Fund
Prudential Investment Portfolios 5	PGIM Short Duration Multi-Sector Bond Fund
PGIM Jennison Diversified Growth Fund	PGIM Total Return Bond Fund
PGIM Jennison Rising Dividend Fund	Prudential Investment Portfolios 18
Prudential Investment Portfolios 6	PGIM Jennison MLP Fund
PGIM California Muni Income Fund	Prudential Global Total Return Fund, Inc.
Target Portfolio Trust	PGIM Global Total Return Fund
PGIM Core Bond Fund	PGIM Global Total Return (USD Hedged) Fund
PGIM Corporate Bond Fund	Prudential Jennison Blend Fund, Inc.
PGIM Quant Solutions Small-Cap Value Fund	PGIM Jennison Blend Fund
Prudential Investment Portfolios 7	Prudential Jennison Mid-Cap Growth Fund, Inc.
PGIM Jennison Value Fund	PGIM Jennison Mid-Cap Growth Fund
Prudential Investment Portfolios 8	Prudential Jennison Natural Resources Fund, Inc.
PGIM Securitized Credit Fund	PGIM Jennison Natural Resources Fund
PGIM Quant Solutions Large-Cap Index Fund	Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9	PGIM Jennison Small Company Fund
PGIM Absolute Return Bond Fund	Prudential National Muni Fund, Inc.
PGIM Quant Solutions Large-Cap Core Fund	PGIM National Muni Fund
PGIM Real Estate Income Fund	Prudential Sector Funds, Inc.
PGIM Select Real Estate Fund	PGIM Jennison Financial Services Fund
Prudential Investment Portfolios, Inc. 10	PGIM Jennison Health Sciences Fund
PGIM Jennison Global Equity Income Fund	PGIM Jennison Utility Fund
PGIM Quant Solutions Mid-Cap Value Fund	Prudential Short-Term Corporate Bond Fund, Inc.
Prudential Investment Portfolios 12	PGIM Short-Term Corporate Bond Fund
PGIM Global Real Estate Fund	Prudential World Fund, Inc.
PGIM Jennison International Small-Mid Cap Opportunities	PGIM Emerging Markets Debt Hard Currency Fund
Fund	PGIM Emerging Markets Debt Local Currency Fund
PGIM Jennison NextGeneration Global Opportunities Fund	PGIM Jennison Emerging Markets Equity Opportunities Fund
PGIM Jennison Technology Fund	PGIM Jennison Global Infrastructure Fund
PGIM Short Duration Muni Fund	PGIM Jennison Global Opportunities Fund
PGIM US Real Estate Fund	PGIM Jennison International Opportunities Fund
Prudential Investment Portfolios, Inc. 14	PGIM Quant Solutions International Equity Fund

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